Derivative financial instruments - Disclosure of total derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	£ 100,079,291	£ 83,792,768
Derivative assets	252,192	292,356
Derivative liabilities	(240,757)	(279,331)
At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	250,285	291,562
Derivative assets held for held for risk management	1,907	794
Derivative assets	252,192	292,356
Derivative liabilities held for trading	(240,158)	(278,636)
Derivative liabilities held for risk management	(599)	(695)
Derivative liabilities	(240,757)	(279,331)
Held for risk management
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	239,559	221,158
Held for risk management | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for held for risk management	1,907	794
Derivative liabilities held for risk management	(599)	(695)
Held for trading
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	99,839,732	83,571,610
Held for trading | At fair value
Disclosure of risk management strategy related to hedge accounting [line items]
Derivative assets held for trading	250,285	291,562
Derivative liabilities held for trading	£ (240,158)	£ (278,636)